Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Prepaid insurance premiums	$66,000	$62,000
Deposit on equipment	-	124,000
Inventory in transit	-	18,000
Other	29,000	24,000
Prepaid expenses and other current assets	$95,000	$228,000